Trade and other receivables - Trade receivables denominated in major currencies (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 1,059	$ 1,059
United States of America, Dollars
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	518	506
United Kingdom, Pounds
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	36	39
Euro Member Countries, Euro
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	207	224
Other currencies
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 298	$ 290